SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
December 31, 2023	$ 34,998
December 31, 2024	47,947
December 31, 2025	37,299
Total	$ 120,244	$ 135,971	$ 192,651